SCHEDULE DISAGGREGATED REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 20,259,606	$ 15,894,358	$ 69,370,803	$ 55,689,793
Retail Grocery [Member]
Total revenue	18,452,867	13,478,803	60,690,718	47,243,163
Food Service/Restaurant [Member]
Total revenue	1,786,799	2,414,995	8,679,160	8,440,245
Online/ECommerce [Member]
Total revenue	$ 19,940	$ 560	$ 925	$ 6,385